International Operations (Tables)	12 Months Ended
Dec. 31, 2018
International Operations
Summary of assets attributable to international operations

	2018	2017
	(Dollars in Thousands)
Loans:
Commercial	$101,955	$113,019
Others	48,562	45,867
	150,517	158,886
Less allowance for probable loan losses	(871)	(842)
Net loans	$149,646	$158,044
Accrued interest receivable	$811	$671